UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Paul Edmunds Sackett, Jr. d/b/a Sackett & Company
Address: P.O. Box 276
	 Corte Madera, CA  94976

13F File Number:  28-05323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul Edmunds Sackett, Jr.
Phone:	415-461-4277
Signature, Place and Date of Signing:

   /s/ Paul Edmunds Sackett, Jr.	Corte Madera,CA        November 9, 2001



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		41

Form 13F Information Table Value Total:		$68,836



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      com              00130H105     2372   185000 SH       SOLE                   185000
Automatic Data Processing      com              053015103      301     6400 SH       SOLE                     6400
BB&T Corporation               com              054937107      318     8736 SH       SOLE                     8736
Berkshire Hathaway Inc. CL A   com              846709913     1120      160 SH       SOLE                      160
Berkshire Hathway Inc. CL A    com              846709913      770       11 SH       SOLE                       11
Berkshire Hathway Inc. CL B    com              846702074      410      176 SH       SOLE                      176
Blockbuster Inc. CL A          com              093679108      766    35000 SH       SOLE                    35000
Burlington Resources           com              122014103      941    27500 SH       SOLE                    27500
CSG Systems Intl. Inc.         com              126349109     3403    83000 SH       SOLE                    83000
Carnival Cruise Lines          com              143658102     2422   110000 SH       SOLE                   110000
Cigna High Income Shares       com              12551D109       36    10000 SH       SOLE                    10000
Cisco Systems                  com              17275R102      968    79500 SH       SOLE                    79500
Citigroup Inc.                 com              1328P1054      202     5000 SH       SOLE                     5000
Delphi Automotive System       com              247126105      410    34876 SH       SOLE                    34876
Dorchester Hugoton Ltd. Deposi com              258205202     1344   105000 SH       SOLE                   105000
Exxon Mobil Corp.              com              30231G102     1024    26000 SH       SOLE                    26000
Fannie Mae                     com              313586109    11266   140725 SH       SOLE                   140725
Freddie Mac Voting Shs         com              313400301     1625    25000 SH       SOLE                    25000
Georgia Pacific Timber Group   com              373298702      254     7000 SH       SOLE                     7000
Intel                          com              458140100     8387   410300 SH       SOLE                   410300
J. Alexander's Corp.           com              466096104      628   292000 SH       SOLE                   292000
Johnson & Johnson              com              478160104     2892    52200 SH       SOLE                    52200
L.M.Ericsson Tele Co ADR       com              294821400      279    80000 SH       SOLE                    80000
Liberty Media New Series A     com              530718105      203    16000 SH       SOLE                    16000
Merck                          com              589331107     1698    25500 SH       SOLE                    25500
Microsoft Corp                 com              594918104     3551    69400 SH       SOLE                    69400
NTL Inc.                       com              629407107      144    46594 SH       SOLE                    46594
Partner Re.                    com              G6852T105     2143    45500 SH       SOLE                    45500
Pepsico                        com              713448108     1115    23000 SH       SOLE                    23000
Per-Se Technologies            com              713569309      794   100000 SH       SOLE                   100000
Phillip Morris                 com              718154107     1642    34000 SH       SOLE                    34000
Plum Creek Timber Co LP        com              729251108     3111   116460 SH       SOLE                   116460
Proctor and Gamble             com              742718109      218     3000 SH       SOLE                     3000
Sholodge Inc.                  com              825034101       57    14000 SH       SOLE                    14000
Suntrust Banks Inc.            com              867914103      256     3840 SH       SOLE                     3840
The Williams Companies, Inc.   com              969457100     3331   122000 SH       SOLE                   122000
Trenwick                       com              895290104      203    25000 SH       SOLE                    25000
UST                            com              902911106      266     8000 SH       SOLE                     8000
Verizon Communications         com              92343V104      667    12320 SH       SOLE                    12320
Westwood One                   com              961815107     7043   316544 SH       SOLE                   316544
Williams Communs Grp CL A      com              969455104      254   215570 SH       SOLE                   215570